Stockholders' Equity (Deficit) - Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 11, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Expense related to warrant		$ 0	$ 2,639	$ 135
Class A [Member]
Class of Warrant or Right [Line Items]
Number of securities called by warrant (in shares)	175,000
Exercise price of warrants (in dollars per share)	$ 5.00
Class of warrant term (in years)	10 years
Expense related to warrant			$ 2,600